Average Annual Total Returns - FidelityMegaCapStockFund-RetailPRO - FidelityMegaCapStockFund-RetailPRO - Fidelity Mega Cap Stock Fund	Aug. 29, 2024
Fidelity Mega Cap Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.51%
Past 5 years	16.58%
Past 10 years	11.40%
Fidelity Mega Cap Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.89%
Past 5 years	14.67%
Past 10 years	9.35%
Fidelity Mega Cap Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.12%
Past 5 years	12.83%
Past 10 years	8.69%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
RS009
Average Annual Return:
Past 1 year	29.85%
Past 5 years	16.53%
Past 10 years	12.70%